CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Cash flow from operating activities:
Net income (loss)	$ (18,219)	$ 20,653	$ (221,885)	$ (6,202)	$ (386,616)	$ 438,439	$ (114,288)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity income (loss) from investment in Linn Energy, LLC	21,272	(34,411)
Noncash general and administrative expenses paid by Linn Energy, LLC	11,767	1,230
Depreciation, depletion and amortization			197,441	117,276	606,150	334,084	238,532
Impairment of long-lived assets			57,053	0	422,499	0	38,600
Unit-based compensation expenses			11,262	8,171	29,533	22,243	13,792
Loss on extinguishment of debt					0	94,612	0
Amortization and write-off of deferred financing fees			5,412	7,037	25,598	21,526	22,113
(Gains) losses on sale of assets and other, net			15,306	(296)	92	2,021	6,619
Deferred income tax	(14,820)	12,528	7,503	6,253	(360)	310	3,088
Cash distributions received	25,221	25,221
Mark-to-market on derivatives:
Total (gains) losses			108,370	(2,031)	(124,762)	(449,940)	(7,303)
Cash settlements			85,794	58,517	390,765	237,134	302,875
Cash settlements on canceled derivatives					0	26,752	(123,865)
Premiums paid for derivatives			0	(177,541)	(583,434)	(134,352)	(120,376)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable - trade, net			55,544	15,606	(77,573)	(191,338)	(66,283)
(Increase) decrease in other assets			(1,327)	(4,336)	(5,451)	(2,951)	2,926
Increase (decrease) in accounts payable and accrued expenses			(13,609)	(5,237)	26,372	129,499	25,457
Increase (decrease) in other liabilities			27,730	18,296	28,094	(9,333)	49,031
Net cash provided by operating activities	25,221	25,221	334,594	35,513	350,907	518,706	270,918
Cash flow from investing activities:
Acquisition of oil and natural gas properties, net of cash acquired			(15,128)	(1,230,304)	(2,640,475)	(1,500,193)	(1,351,033)
Development of oil and natural gas properties			(235,804)	(220,571)	(984,530)	(574,635)	(204,832)
Purchases of other property and equipment			(25,843)	(9,895)	(60,549)	(55,229)	(18,181)
Proceeds from sale of properties and equipment and other			(2,224)	215	725	(303)	(7,362)
Investment in Linn Energy, LLC		(1,212,627)
Net cash used in investing activities		(1,212,627)	(278,999)	(1,460,555)	(3,684,829)	(2,130,360)	(1,581,408)
Cash flow from financing activities:
Proceeds from sale of units			0	761,362	1,973,989	678,949	844,330
Proceeds from borrowings			300,000	2,634,802	5,439,802	2,534,240	3,300,816
Repayments of debt			(145,000)	(1,700,000)	(3,400,000)	(1,301,029)	(2,150,000)
Distributions to unitholders			(170,954)	(137,590)	(596,935)	(466,488)	(365,711)
Financing fees, offering expenses and other, net			(34,850)	(113,049)	(85,895)	(56,358)	(93,343)
Excess tax benefit from unit-based compensation			0	2,587	3,090	4,805	0
Purchase of units					0	(17,352)	(11,832)
Proceeds from sale of voting share		1
Proceeds from sale of common shares		1,269,744
Dividends paid to shareholders	(24,699)	(24,699)
Offering expenses and fees		(57,117)
Net cash provided by (used in) financing activities	(24,699)	1,187,929	(50,804)	1,448,112	3,334,051	1,376,767	1,524,260
Net increase (decrease) in cash and cash equivalents	522	523	4,791	23,070	129	(234,887)	213,770
Cash and cash equivalents:
Beginning	523	0	1,243	1,114	1,114	236,001	22,231
Ending	$ 1,045	$ 523	$ 6,034	$ 24,184	$ 1,243	$ 1,114	$ 236,001